Share-based compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 16, 2025	Aug. 25, 2025	Sep. 30, 2025	Jul. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation						$ 3,200
Share based compensation, pre-merger						$ 400
Stock issued during period shares new issues				2,193,355
Shares issued price per share				$ 0.61
Shares issued for account payable						1,941,120
Accounts payable			$ 2,147		$ 2,147	$ 2,147	$ 39,842
Stock issued during period shares issued for services			394,780	394,780
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues		2,396,697			2,987,477
Shares issued price per share		$ 0.40
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues	196,000
Shares issued price per share	$ 0.35
Inventory [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts payable			$ 2,900		$ 2,900	2,900
Professional Fee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts payable			$ 3,100		$ 3,100	$ 3,100
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted						4,044,347	1,291,530
Share based compensation						$ 2,000
Authorized shares issuance of restricted stock						290,611
Weighted average grant RSU			$ 1.94		$ 1.94	$ 1.94
Two Thousand Nineteen Incentive Award Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized issuance shares of common stock			1,928,023		1,928,023	1,928,023
Two Thousand Nineteen Incentive Award Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted						34,091